SHARE-BASED PAYMENTS - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2024 ZAR (R) shares	Dec. 31, 2023 ZAR (R) shares	Dec. 31, 2022 ZAR (R) shares	Feb. 26, 2024 USD ($)
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | R	R 338.94	R 317.99	R 335.04
Awards outstanding at beginning of year (in shares)	3,231,930	2,483,608	2,692,383
Awards granted during the year (in shares)	1,223,717	1,436,917	793,955
Awards lapsed during the year (in shares)	(78,617)	(224,391)	(163,697)
Awards exercised during the year (in shares)	(1,297,924)	(863,641)	(839,033)
Awards outstanding at end of year (in shares)	3,079,106	3,231,930	2,483,608
Awards exercisable at end of year (in shares)	726,440	1,157,900	693,211
Exclusion of awards (in shares)		119,532
Deferred Share Plan (DSP) | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards transferred to other schemes (in shares)	0	370,628	0
Deferred Share Plan (DSP) | Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards transferred to other schemes (in shares)	0	28,809	0
Performance Share Plan (PSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | $				$ 14.28
Awards outstanding at beginning of year (in shares)	0
Awards granted during the year (in shares)	2,129,875
Awards lapsed during the year (in shares)	(52,141)
Awards exercised during the year (in shares)	(7,685)
Awards outstanding at end of year (in shares)	2,070,049	0